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Aberdeen Emerging Markets Fund
Aberdeen Emerging Markets Fund
Objective
The Aberdeen Emerging Markets Fund (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 190 and 255 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 179 and 180 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen Emerging Markets Fund - USD ($)		Class A		Class C		Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	1.00%	[2]	none	none	none
Small Account Fee	[3]	$ 20		$ 20		none	$ 20	$ 20
Less: Amount of Fee Limitations/Expense Reimbursements	[4]	none		0.10%		none	0.06%	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
[3]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[4]	Aberdeen Funds (the "Trust") and Aberdeen Standard Investments Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2021 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Emerging Markets Fund	Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses	0.44%	0.30%	0.35%	0.26%	0.34%
Total Annual Fund Operating Expenses	1.59%	2.20%	1.75%	1.16%	1.24%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.59%	2.10%	1.75%	1.10%	1.24%

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,048	1,391	2,356
Class C	313	679	1,171	2,526
Class R	178	551	949	2,062
Institutional Class	112	363	633	1,404
Institutional Service Class	126	393	681	1,500

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen Emerging Markets Fund | Class C | USD ($)	213	679	1,171	2,526

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.86% of the average value of its portfolio.

Principal Strategies

The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.  As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies.  An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:

·                  the company is organized under the laws of, or has its principal office in an emerging market country;

·                  the company has its principal securities trading market in an emerging market country; and/or

·                  the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.

At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization, including small and mid-cap securities.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value based on quality and price. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, although ESG investing is not a principal strategy of the Fund, the Adviser considers and evaluates ESG factors as part of the investment analysis process and this analysis forms an integral component of the Adviser’s quality rating for all companies.

Principal Risks

The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is a list of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Management Risk — The Fund is subject to the risk that the Adviser or Subadvisers may make poor security selections. The Adviser, Subadvisers and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Subadvisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk.  To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.  Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Emerging Markets Fund. The bar chart shows how the Fund’s annual total returns for the Institutional Class have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI Emerging Markets Index (Net Dividends), a broad-based securities index, and the MSCI Emerging Markets Index (Gross Dividends). Effective February 28, 2020, the MSCI Emerging Markets Index (Net Dividends) replaced the MSCI Emerging Markets Index (Gross Dividends) as the Fund’s primary benchmark. The change from a gross to a net dividend benchmark is in line with industry practice and is more appropriate for the Fund as it is calculated net of withholding taxes, to which the Fund is generally subject. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre  or call 866-667-9231.

The returns presented for the Emerging Markets Fund for periods prior to November 23, 2009 reflect the performance of a predecessor fund (the “Predecessor Fund”), which was a registered investment company. The Emerging Markets Fund adopted the performance of the Predecessor Fund as the result of a reorganization on November 23, 2009 in which the Emerging Markets Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.

Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: May 21, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: November 23, 2009) are based on the previous performance of the Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 19.97% - 3rd quarter 2010 Lowest Return: -16.96% - 3rd quarter 2011
Average Annual Total Returns As of December 31, 2019

After-tax returns are shown in the following table for the Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	12.94%	3.59%	4.33%
Class C	18.25%	4.24%	4.47%
Class R	19.74%	4.60%	4.74%
Institutional Class	20.42%	5.28%	5.27%
Institutional Service Class	20.25%	5.13%	5.08%
After Taxes on Distributions | Institutional Class	19.53%	4.58%	4.58%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	12.10%	3.78%	3.91%
MSCI Emerging Markets Index (Net Dividends) (reflects no deduction for fees or expenses)	18.42%	5.61%	3.68%
MSCI Emerging Markets Index (Gross Dividends) (reflects no deduction for fees, expenses or taxes)	18.88%	6.01%	4.04%